DOCUMENT>
N-CSR
<SEQUENCE>1
<FILENAME>BBHPRIMENCSR.txt
BBH Prime Institutional Money Market Fund, Inc. 6-30-05 NCSR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-10073

Name of Fund:  BBH Prime Institutional Money Market Fund, Inc.

Fund Address:  40 Water Street
               	Boston, MA  02109-3661

Name and address of agent for service:
	Nancy D. Osborn, Principal Financial Officer,
	BBH Prime Institutional Money Fund, Inc., 40 Water Street, Boston, MA,  02109
  	Mailing address:  140 Broadway, New York, NY, 10005

Registrant's telephone number, including area code:  (800) 625-5759

Date of fiscal year end: 06/30/05

Date of reporting period: 07/01/04-6/30/05

Item 1 - Attach shareholder report

BBH PRIME INSTITUTIONAL MONEY MARKET FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



Board of Directors and Shareholders
BBH Prime Institutional Money Market Fund, Inc.

We have audited the accompanying statement of assets and liabilities of BBH Prime Institutional
Money Market Fund, Inc. (the "Fund"), as of June 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from August 22, 2000
(commencement of operations) to June 30, 2001.
These financial statements and financial highlights are the responsibility of the Fund's management.
Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards


 of the Public Company Accounting Oversight Board
(United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Prime Institutional Money Market Fund, Inc. as of June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from August 22, 2000 (commencement of operations) to June 30, 2001, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP


Boston, Massachusetts
August 26, 2005

                        BBH PRIME INTSTITUTIONAL MONEY MARKET FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                                June 30, 2005


ASSETS:


   Investment in BBH U.S. Money Market Portfolio
   (the "Portfolio"), at value                 				        $ 525,429,037
                                                                          -------------
LIABILITIES:
   Payables for:
    Dividends declared                                                        1,437,527
    Expense payment fee                                                        10,309
                                                                           -------------
      Total Liabilities                                                      1,447,836
                                                                           -------------
NET ASSETS, for 523,981,201 fund shares outstanding                       $ 523,981,201
                                                                            =============
Net Assets Consist of:
   Paid-in capital                                                        $ 523,981,201
                                                                           =============

NET ASSET VALUE AND OFFERING PRICE PER SHARE                                   $1.00
                                                                              =====

                             STATEMENT OF OPERATIONS
                   	FOR THE YEAR ENDED JUNE 30, 2005




INVESTMENT INCOME:
    Interest income allocated from Portfolio                                      $ 15,430,127
    Expenses allocated from Portfolio						      	(1,041,453)
                                                                                  -------------
      Net Investment Income Allocated from Portfolio				    		14,388,674
										  				-------------

EXPENSES:
Shareholder servicing fees										326,931
Administrative fees											65,386


Professional fees											 	28,191
Board of Directors fees											23,740
Accounting fees												11,000
Miscellaneous expenses											169,806
                                                                                  -------------
Total Expenses												625,054
Fees waived / reimbursed										(358,180)
                                                                                  -------------


Net Expenses												266,874
										 			     -------------
NET INVESTMENT INCOME                                                             $ 14,121,800
                                                                                  =============

   The accompanying notes are an integral part of these financial statements.

                           BBH PRIME INTSTITUTIONAL MONEY MARKET FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS



														FOR THE           		FOR THE
                                                                                	YEAR ENDED        	YEAR ENDED
                                                                                	JUNE 30, 2005	 	JUNE 30, 2004
(UNAUDITED)                                                                     	----------------- 		---------------
INCREASE (DECREASE) IN NET ASSETS:
    From Operations:
      Net investment income                                                       $  14,121,800				    4,888,872
    Dividends declared from net investment income                                   (14,121,800)			   (4,888,872)

    From Fund Share (Principal) Transactions at Net Asset Value
      of $1.00 per share:
        Fund shares sold                                                            3,005,814,491			2,315,512,109
        Fund shares issued in reinvestment of dividends             			5,399,588                        616,744
        Fund shares repurchased                                                    (2,929,305,672)  			(2,694,462,031)
                                                                                 ----------------- 			---------------
    Net increase (decrease) in net assets resulting from fund share
	 transactions                                                                81,908,407      			(378,333,178)
NET ASSETS:
      Beginning of year                                           			442,072,794      			820,405,972
                                                                     			-------------- 			--------------
      End of year 										$     523,981,201	  		$  	442,072,794
                                                  						===========			 	==============

   The accompanying notes are an integral part of these financial statements.

                           BBH PRIME INTSTITUTIONAL MONEY MARKET FUND, INC.
                              FINANCIAL HIGHLIGHTS
   SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
                                     PERIOD

                                               												FOR THE PERIOD FROM
                     	     	                   	  										AUGUST 22, 2000
																		       (COMMENCEMENT
																	             OF OPERATIONS)
							 			FOR THE YEARS ENDED					              TO
												JUNE 30							JUNE 30,
							2005			     2004              	2003      	         2002   		2001
                                          -----------------	 -----------------    ------------- 	----------	   --------------
Net asset value, beginning of period	$	1.00			$	1.00 	      $	1.00        $    1.00      $      1.00


Income from investment operations:
    Net investment income        			0.02	 			0.01	          	0.01              0.02            0.05

Dividends to shareholders from net
    investment income                		(0.02) 			(0.01) 		(0.01)           (0.02)          (0.05)
    							   ----------------  	----------------    ------------- -----------------	------------
Net asset value, end of period 		$	1.00          	$	 1.00        $      1.00      $      1.00   	$   1.00
                                           ==============  		=================    ============= ================	============
Total return                   			2.04%			   0.93%	               1.42%          2.48%          4.98%

Ratios/Supplemental data(1):
    Net assets, end of period (000's omitted)      $523,981		$442,073 		     $820,406           $777,455         $687,205
    Ratio of expenses to average net assets(2)       0.20%  	0.19%            		0.16%          	 0.16%            0.16%(3)
    Ratio of net investment income to average
       net assets (2)             	 			2.16%  	0.93%				1.40%			  2.28%          5.01%(3)

--------------
(1) Ratios include the Fund's share of Portfolio income, expenses paid by the Portfolio and the expense offset arrangement, as appropriate.


(2) Had the expense payment agreement not been in place, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows.  The previous expense payment agreement commenced on August 22, 2000 and terminated on June 30, 2003, and the current expense payment agreement commenced on March 1, 2004:

    Ratio of expenses to average net assets             0.26%     0.21%	   		0.17%	       		0.17%                 0.20%(3)
    Ratio of net investment income to average net assets2.10%     0.91%	   		1.39%              	 2.27%                4.97%(3)

 (3) Annualized.




   The accompanying notes are an integral part of these financial statements.

                           BBH PRIME INTSTITUTIONAL MONEY MARKET FUND, INC.
                      	  NOTES TO FINANCIAL STATEMENTS
			         June 30, 2005




1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES.
  BBH Prime Institutional Money Market Fund, Inc., (the "Fund" ) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, which was organized as a corporation under the laws of the State of Maryland on July 31, 2000. The articles of incorporation currently permit the Fund to issue 2,500,000,000 shares pf common stock, with a par value of 0.001 per share. The Fund commenced operations on August 22, 2000.

     The Fund invests all of its investable assets in the BBH U.S. Money Market Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investments reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 21% at June 30,2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

     The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

          A. VALUATION OF INVESTMENTS. Valuation of investments by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

          B. INVESTMENT INCOME AND EXPENSES. The Fund records its share of the Portfolio's income and expenses each day. In addition, the Fund accrues its own expenses.


          C. FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

          D. DIVIDENDS AND DISTRIBUTIONS. Dividends from net investment income are declared daily and paid monthly to shareholders.

2.   TRANSACTIONS WITH AFFILIATES.

     ADMINISTRATIVE FEES. The Fund has an administration agreement with Brown Brothers Harriman Trust Company, LLC. ("BBHTC"). Effective March 1, 2004 BBHTC receives a fee from the fund for administrative services calculated daily and paid monthly at an annual rate equivalent to 0.045% of the Fund's average net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the year ended June 30, 2005, the administrative fees of 65,386 were waived by BBHTC.

     EXPENSE REIMBURSEMENT.  The Fund has
     an agreement with BBHTC for which BBHTC
     agrees to waive its fees and/or make reimbursements to the Fund so that the Fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses of the Fund) do not exceed, in the aggregate, 0.20% of the Fund's average net assets. For the year ended June 30, 2005, BBHTC reimbursed the Fund $358,180.

SHAREHOLDER SERVICING FEES. The Fund
has a shareholder servicing agreement with Brown Brothers Harriman ("BBH"). Effective
 March 1, 2004, BBH receives a fee from
the Fund calculated daily and paid monthly
 at an annual rate equivalent to 0.05% of the Fund's average daily net assets. For the year ended June 30,2005, the
 Fund incurred
$326,931 for such services.

BOARD OF DIRECTORS FEES. Each Director receives
  an annual fee as well as reimbursement
for reasonable out-of-pocket expenses from the
 Fund. For the year ended June 30, 2005,
the Fund incurred $23,740 for Directors' fees.

ACCOUNTING FEES. The Fund has an accounting
 agreement with BBH for which BBH receives
a fee calculated and paid monthly.   For the year
 ended June 30, 2005,
 the Fund incurred $11,000 for
 accounting fees.



BBH PRIME INSTITUTIONAL MONEY MARKET FUND, INC.
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
June 30,2005 (unaudited)

EXAMPLE

As a shareholder of BBH Prime Institutional Money Market Fund, Inc.
(the "Fund"),  you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                              Expenses Paid
                       Beginning          Ending              During Period
                     Account Value     Account Value          January 1, 2005
                      January 1, 2005   June 30, 2005       to June 30, 2005(1)
                     -------------   -----------------   -----------------------
Actual .............     $1,000           $1,013                    1
Hypothetical(2) ....     $1,000           $1,024                    1

----------
(1) Expenses are equal to the Fund's annualized expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation, the applicable annualized expense ratio is subtracted from the assumed return before expenses.

BBH PRIME INSTITUTIONAL MONEY MARKET FUND, INC.
DISCLOSURE OF ADVISOR SELECTION
June 30, 2005 (unaudited)

Approval of Continuation of Investment Advisory Agreement
At a meeting held on December 13, 2004, the Board of Directors (the "Board") of BBH Fund, Inc. (the
"Corporation") unanimously approved the renewal of the Investment Advisory Agreement (the "IA Agreement") between the Corporation and Brown Brothers Harriman ("BBH") for an additional one-year term. The following is a summary of the factors the Board took into consideration in making its determination to approve the renewal of the IA Agreement.

Nature, extent and quality of services provided by BBH
The Board noted that, under the IA Agreement in respect of each Fund, BBH, subject to the supervision of the Board, is responsible for providing a continuous investment program and, for each Fund other than the International Fund, makes purchases and sales of portfolio securities consistent with the Fund's investment objective and policies.

The Board considered the scope and quality of services provided by BBH under the IA Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments.
 The Board noted that, for example, BBH is responsible

for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements.
The Board considered the quality of the investment research capabilities of BBH and the other resources it has dedicated to performing services for the Funds.
The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided
(and expected to be provided) to each of the Funds under the IA Agreement.

Costs of Services Provided and Profitability to BBH
At the request of the Board, BBH provided information concerning the profitability of BBH's investment company advisory and other fees and its statement of condition for the recent period and as of December 31, 2003, respectively. The Board also reviewed BBH's profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by a Fund. The Board noted that most beneficial owners of the Funds' shares are holding these shares in the context of an overall investment management program for which BBH is the adviser and for which BBH charges an investment management fee. Since BBH excludes the assets in the Funds when calculating its advisory fees for its clients, the Board agreed that it is appropriate in an analysis of Fund profitability to reduce the advisory fees for the Funds by the advisory fees that otherwise would have been earned by BBH on the assets involved.

The Board discussed the difficulty of making comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH's expenses, as well as the "revenue sharing" arrangements BBH has entered into with certain entities that distribute shares of the Funds.
The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution expenses. The


BBH PRIME INSTITUTIONAL MONEY MARKET FUND, INC.
DISCLOSURE OF ADVISOR SELECTION(continued)
June 30, 2005 (unaudited)


Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.

The Board also considered the advisory fees of each Fund in comparison to the fees of comparable funds.
 The Board recognized that the expense ratios for the Funds potentially reflected on BBH's provision of services, as BBH is directly the provider of substantial services and coordinates services provided to the Fund by others. The Board took note of situations in which BBH waived its management fee or reimbursed a Fund's expenses.

Fall-Out Benefits
The Board considered that BBH did not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also considered that BBH receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent.
The Board noted that BBH retained no portion of the 12b-1 fees paid by the Fund that operated with a plan.

The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above. The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder.
 The Board noted that the Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH.
 Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale
The Board noted that the Funds' advisory fee schedules do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced on the incremental assets. There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced the advisory services in recognition of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of advisory service and total expenses for each Fund were fair and reasonable. Consequently, the advisory fees are in the range of institutional separate account fees, which is to say substantially below, even taking into account the BBH administration fees, typical mutual fund fees. In addition, the Board noted that BBH had supported and continued to support certain

Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund's current size and expense structure, the
 Board concluded that it was unnecessary at this time to consider breakpoints.


BBH PRIME INSTITUTIONAL MONEY MARKET FUND, INC.
DISCLOSURE OF ADVISOR SELECTION(continued)
June 30, 2005 (unaudited
Investment Results
The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting, the Board reviewed information showing performance of each Fund compared to the peers generally over the 1-, 3-, 5- and since inception periods ended October 31, 2004 and compared to one or more securities indices over comparable periods.

Advisory Fee Rate
The Board considered the advisory fee rate paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fees, and combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

BBH also manages accounts for institutional clients with investment objectives similar to those of certain Funds.
The fee rates payable by the BBH's institutional clients are generally comparable although occasionally lower, than the rates paid by the Funds. BBH reviewed with the Board the significant differences in the scope of services that BBH provides to institutional clients and to the Funds through both the IA and Administration Agreements (the
"Admin. Agreements"). For example, BBH provides, among other things, officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers. These services normally are not provided to non investment company clients, and fees charged to the Funds reflect the costs and risks of the additional obligations. The Board also noted that since the Funds are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. Accordingly, the Board did not place significant weight on these fee comparisons.

The following factors specific to BBH Prime Institutional
Money Market Fund, Inc. also were noted and considered by t he Board in deciding to approve the continuation of the IA Agreements:

The directors reviewed information showing performance of the Funds compared to other funds in the iMoneyNet (1st
Tier Retail) and (1st Tier Institutional). The comparative information showed that the Funds had uniformly superior performance compared to the averages in these categories over all relevant periods. The directors also viewed with favor that the total expense ratio was substantially lower than the averages in these categories. The directors also noted that the Money Market and Prime Institutional Money
Market Funds had maintained a stable net asset value of one dollar at all times. Taking into account these comparisons and the other factors considered, the directors concluded that the Funds' investment results over time and expense ratios had been satisfactory.

BBH MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
June 30, 2005 (unaudited) (expressed in U.S. dollars)

BREAKDOWN BY SECURITY TYPE

                                                                      Percent of
                                                     U.S. $ Value     Net Assets
                                                    --------------    ----------
Bank Note ........................................  $   34,996,854        1.4%
Certificates of Deposit ..........................     270,935,929       10.8
Commercial Paper .................................   1,236,801,703       49.4
Corporate Bonds ..................................     232,269,650        9.3
Municipal Bond ...................................      35,700,000        1.4
U.S. Government Agency Obligations ...............     364,667,011       14.6
Time Deposits ....................................     320,000,000       12.8
Other Assets in Excess of Liabilities ............       8,680,077        0.3
                                                    --------------      -----
Net Assets .......................................  $2,504,051,224      100.0%
                                                    ==============      =====

All data as of June 30, 2005. The Fund's breakdown by security type is expressed as a percentage of net assets and may vary over time.


FINANCIAL STATEMENT JUNE 30, 2005

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2005 (expressed in U.S. dollars)

  Principal                                                                                     Maturity  Interest
   Amount                                                                                         Date      Rate         Value
------------                                                                                    --------  --------   --------------
               BANK NOTE (1.4%)
$ 35,000,000   SouthTrust Bank NA(1) .......................................................    09/14/05    3.350%   $   34,996,854

               CERTIFICATES OF DEPOSIT (10.8%)
  25,000,000   ABN Amro Bank NV ............................................................    07/05/05    3.065        25,000,028
  50,000,000   Barclays Bank ...............................................................    07/21/05    3.060        50,000,000
  10,000,000   BNP Paribas .................................................................    07/06/05    3.035        10,000,007
  25,000,000   Deutsche Bank AG ............................................................    03/23/06    3.710        25,000,000
  25,000,000   HBOS Treasury Services, Plc. ................................................    12/30/05    2.950        24,982,969
  25,000,000   KBC Bank NV .................................................................    07/01/05    3.045        25,000,000
  25,000,000   Rabobank Nederland NV .......................................................    02/14/06    3.230        24,965,444
  25,000,000   Rabobank Nederland NV .......................................................    03/03/06    3.490        24,988,518
  50,000,000   Washington Mutual, Inc ......................................................    07/01/05    3.010        50,000,000
  11,000,000   Washington Mutual, Inc. .....................................................    07/14/05    3.060        10,998,963
                                                                                                                     --------------
               Total Certificates of Deposit ...............................................                            270,935,929
                                                                                                                     --------------
               COMMERCIAL PAPER (49.4%)
  50,000,000   Abbey National Treasury Services, Plc. ......................................    07/07/05    3.270        49,972,750
  25,000,000   ABN Amro Bank NV ............................................................    07/01/05    3.020        25,000,000
   9,500,000   Archer Daniels Midland ......................................................    07/01/05    3.330         9,500,000
 100,000,000   Bear Stearns & Co., Inc. ....................................................    07/01/05    3.450       100,000,000
  19,000,000   Beta Financial Group, Inc. ..................................................    07/15/05    3.240        18,976,060
  30,200,000   Beta Financial Group, Inc. ..................................................    08/30/05    3.230        30,037,423
  35,000,000   Citigroup Global Market Holdings, Inc. ......................................    07/14/05    3.030        34,961,704
  43,550,000   Columbia University ........................................................    07/01/05    2.990        43,550,000
 100,000,000   Danske Corp. ................................................................    07/01/05    3.380       100,000,000
  25,000,000   General Electric Capital Corp. .............................................    08/05/05    2.650        24,935,590
  50,000,000   Goldman Sachs Group, Inc. ...................................................    07/11/05    3.250        49,954,861
  25,000,000   HBOS Treasury Services, Plc. ................................................    07/19/05    3.050        24,961,875
  24,000,000   ING Funding LLC .............................................................    07/01/05    3.030        24,000,000
  35,600,000   Kimberly Clark ..............................................................    07/15/05    3.160        35,556,390
  23,000,000   Kittyhawk Funding Corp. .....................................................    07/05/05    3.080        22,992,129
  25,000,000   Kittyhawk Funding Corp. .....................................................    07/15/05    3.160        24,969,278
  25,000,000   Morgan Stanley ..............................................................    07/05/05    3.110        24,991,528
  25,000,000   Morgan Stanley ..............................................................    07/27/05    3.280        24,940,778

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2005 (expressed in U.S. dollars)

  Principal                                                                                     Maturity  Interest
   Amount                                                                                         Date      Rate         Value
------------                                                                                    --------  --------   --------------
               COMMERCIAL PAPER (continued)
$ 30,000,000 National Rural Utilities Cooperative
               Finance Corp. ...............................................................    07/08/05    3.070%   $   29,982,092
  32,125,000 Oesterreichische Nationalbank .................................................    07/01/05    3.020        32,125,000
  45,415,000 Pitney Bowes ..................................................................    07/06/05    3.250        45,394,500
  50,000,000 PNC Bank .....................................................................    07/12/05    3.250        49,950,347
  25,000,000 Procter & Gamble ..............................................................    09/02/05    3.200        24,860,000
  50,000,000 Rabobank USA Financial ........................................................    07/01/05    3.370        50,000,000
 100,000,000 San Paolo .....................................................................    07/01/05    3.290       100,000,000
  25,000,000 Societe Generale ..............................................................    07/06/05    3.270        24,988,646
  25,000,000 Steamboat Funding Corp. .......................................................    07/08/05    3.350        24,983,715
  21,498,000 Steamboat Funding Corp. .......................................................    07/11/05    3.313        21,478,214
  18,779,000 Three Rivers Funding Corp. ....................................................    07/05/05    3.040        18,772,657
  50,000,000 UBS Finance, Ltd. .............................................................    07/01/05    3.390        50,000,000
  50,000,000 UBS Finance, Ltd. .............................................................    07/05/05    3.040        49,983,111
  25,000,000 Variable Funding Capital Corp. ................................................    07/05/05    3.070        24,991,472
  20,000,000 Wal-Mart Stores ...............................................................    07/06/05    3.030        19,991,583
                                                                                                                     --------------
             Total Commercial Paper ........................................................                          1,236,801,703
                                                                                                                     --------------
             CORPORATE BONDS (9.3%)
   5,000,000 Allstate Financial Global Fund ................................................    09/26/05    7.125         5,041,158
  20,901,000 Bank One Corp. ................................................................    08/01/05    7.625        20,981,680
   4,000,000 Bank One Corp. ................................................................    02/01/06    6.500         4,063,027
  17,679,000 Citigroup, Inc. ...............................................................    12/01/05    6.750        17,954,407
  25,000,000 Credit Suisse First Boston Corp.(1) ...........................................    07/06/05    3.130        25,001,665
  10,845,000 First Union Corp. .............................................................    08/18/05    7.550        10,912,196
   5,075,000 FleetBoston Financial Corp. ...................................................    04/15/06    7.125         5,203,681
  25,750,000 HSBC Finance Corp. ............................................................    01/24/06    6.500        26,206,480
  19,587,000 National Rural Utilities Cooperative
               Finance Corp. ...............................................................    05/15/06    6.000        19,951,702
  22,400,000 Norwest Corp. .................................................................    12/01/05    6.200        22,706,374
  10,245,000 Prudential Insurance Co. ......................................................    07/23/06    6.375        10,508,442
  18,585,000 SLM Corp. .....................................................................    12/01/05    2.750        18,565,201
   9,850,000 Suntrust Bank .................................................................    01/30/06    2.125         9,766,749
  25,000,000 Wal-Mart Stores ...............................................................    06/01/06    5.586        25,405,865
  10,000,000 Wells Fargo & Co.(1) ..........................................................    09/29/05    3.510        10,001,023
                                                                                                                     --------------
             Total Corporate Bonds .........................................................                            232,269,650
                                                                                                                     ==============

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT JUNE 30, 2005

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2005 (expressed in U.S. dollars)

  Principal                                                                                     Maturity  Interest
   Amount                                                                                         Date      Rate         Value
------------                                                                                    --------  --------   --------------
             MUNICIPAL BOND (1.4%)
$ 35,700,000 Los Angeles, California, Water &
               Power Revenue(1) ............................................................    07/07/05    3.320%   $   35,700,000
                                                                                                                     --------------
             U.S. GOVERNMENT AGENCY OBLIGATIONS (14.6%)
  40,000,000 Federal Farm Credit Bank(1) ...................................................    07/05/05    3.019        40,000,000
  29,000,000 Federal Farm Credit Bank(1) ...................................................    07/06/05    3.287        29,000,000
 100,000,000 Federal Home Loan Bank(1) .....................................................    08/02/05    3.100        99,941,819
  25,000,000 Federal National Mortgage Assoc. ..............................................    07/15/05    7.000        25,046,039
  52,700,000 Federal National Mortgage Assoc. ..............................................    12/09/05    2.916        52,012,778
  25,000,000 Federal National Mortgage Assoc. ..............................................    12/19/05    3.020        24,641,375

  94,025,000 Federal National Mortgage Assoc.(1) ...........................................    07/06/05    3.297        94,025,000
                                                                                                                     --------------
             Total U.S. Government Agency Obligations ......................................                            364,667,011
                                                                                                                     --------------
             TIME DEPOSITS (12.8%)
  25,000,000 Barclays Bank, Plc. ...........................................................    07/01/05    3.370        25,000,000
  50,000,000 BNP Paribas ...................................................................    07/01/05    3.375        50,000,000
  75,000,000 ING Bank ......................................................................    07/01/05    3.375        75,000,000
  95,000,000 Royal Bank of Canada ..........................................................    07/01/05    3.350        95,000,000
  25,000,000 Societe Generale ..............................................................    07/01/05    3.340        25,000,000
  50,000,000 Societe Generale .............................................................    07/01/05    3.375        50,000,000
                                                                                                                     --------------
             Total Time Deposits ...........................................................                            320,000,000
                                                                                                                     --------------

TOTAL INVESTMENTS AT AMORTIZED COST ....................................................................     99.7%   $2,495,371,147
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .........................................................      0.3         8,680,077
                                                                                                            -----    --------------
NET ASSETS .............................................................................................    100.0%   $2,504,051,224
                                                                                                            =====    ==============

----------
(1) Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest rate payment date). The yield shown represents the June 30, 2005 coupon rate.

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (expressed in U.S. dollars)

ASSETS:
  Investments, at amortized cost ............................   $2,495,371,147
  Cash ......................................................        1,479,534
  Interest receivable .......................................        7,619,310
  Prepaid expenses ..........................................           15,394
                                                                --------------
    Total Assets ............................................    2,504,485,385
                                                                --------------
LIABILITIES:
  Payables for:
    Investment advisory fees ................................          215,436
    Custody and accounting fees .............................           90,000
    Administrative fees .....................................           75,403
    Board of Trustees' fees .................................           32,072
    Professional fees .......................................           21,250
                                                                --------------
      Total Liabilities .....................................          434,161
                                                                --------------
NET ASSETS ..................................................   $2,504,051,224
                                                                ==============

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT JUNE 30, 2005

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended June 30, 2005 (expressed in U.S. dollars)

NET INVESTMENT INCOME:
  Income:
    Interest ...................................................   $67,076,354
                                                                   -----------
  Expenses:
    Investment advisory fees ...................................     3,034,802
    Administrative fees .......................................     1,062,181
    Custody and accounting fees ................................       513,810
    Board of Trustees' fees ....................................       159,937
    Miscellaneous expenses .....................................        79,574
                                                                   -----------
      Total Expenses ...........................................     4,850,304
      Expense offset arrangement ...............................       (39,413)
                                                                   -----------
      Net Expenses .............................................     4,810,891
                                                                   -----------
  Net Investment Income ........................................   $62,265,463
                                                                   ===========

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (expressed in U.S. dollars)

                                                For the years ended June 30
                                             ---------------------------------
                                                  2005               2004
                                             ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
  From Operations:
    Net investment income .................  $    62,265,463   $    29,089,429
                                             ---------------   ---------------
  Capital Transactions:
    Proceeds from contributions ...........    7,990,156,859     9,821,500,707
    Value of withdrawals ..................   (8,419,532,606)  (10,401,093,623)
                                             ---------------   ---------------
      Net increase (decrease) in
        net assets resulting from
        capital transactions ..............     (429,375,747)     (579,592,916)
                                             ---------------   ---------------
      Total decrease in net assets ........     (367,110,284)     (550,503,487)

NET ASSETS:
  Beginning of year .......................    2,871,161,508     3,421,664,995
                                             ---------------   ---------------
  End of year .............................  $ 2,504,051,224   $ 2,871,161,508
                                             ===============   ===============

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT JUNE 30, 2005

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (expressed in U.S. dollars)


                                                     For the years ended June 30,
                                      ----------------------------------------------------------
                                         2005        2004        2003        2002        2001
                                      ----------  ----------  ----------  ----------  ----------
Total return .......................        2.17%       0.99%       1.44%       2.47%       5.95%
Ratios/Supplemental data:
  Net assets, end of year
    (000's omitted) ................  $2,504,051  $2,871,162  $3,421,665  $2,873,581  $2,358,010
  Expenses as a percentage
    of average net assets:
  Net expenses paid by Portfolio ...        0.16%       0.16%       0.15%       0.16%       0.15%
  Expense offset arrangement .......        0.00%(1)    0.00%(1)    0.00%(1)    0.00%(1)    0.01%
    Total expenses .................        0.16%       0.16%       0.15%       0.16%       0.16%
  Ratio of net investment income
    to average net assets ..........        2.05%       0.95%       1.40%       2.39%       5.64%

----------
(1)  Amount is less than 0.01%.

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (expressed in U.S. dollars)

1. Organization and Accounting Policies. BBH U.S. Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on October 31, 1994. The Declaration of Trust permits the Trustees to create interests in the Portfolio.

     The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

     A. Valuation of Investments. The Portfolio values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.


     B. Interest Income. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Portfolio, accrued ratably to date of maturity.

     C. Federal Income Taxes. The Portfolio is treated as a partnership for federal income tax purposes and its operations are conducted in such a way that is it not to be considered engaged in a U.S. trade or business for U.S. tax purposes. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio's assets will be managed in such way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. At June 30, 2005, the cost of investments for federal income tax purposes was equal to the amortized cost of the investments for financial statement purposes.

     D. Other. Investment transactions are accounted for on a trade date basis. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost.

2.   Transactions with Affiliates.

     Investment   Advisory  Fees.  The  Portfolio  has  an  investment  advisory agreement with Brown Brothers  Harriman ("BBH") for which it pays BBH a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Portfolio's average daily net assets. BBH has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange Commission under the Investment Advisors Act of 1940. For the year ended June 30, 2005, the Portfolio incurred $3,034,802 for advisory services.

     Administrative  Fees.  The Portfolio has an  administrative  agreement with

     Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. BBHTC has a


FINANCIAL STATEMENT JUNE 30, 2005

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2005 (expressed in U.S. dollars)

     sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the year ended June 30, 2005, the Portfolio incurred $1,062,181 for administrative services.

     Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Portfolio. For the year ended June 30, 2005, the Portfolio incurred $159,937 for the Trustees' fees.

     Custody and Accounting Fees. BBH acts as a custodian and shall be entitled to receive a custody and accounting fee which is calculated and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.05% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the year ended June 30, 2005, the Portfolio incurred $513,810 for custody and accounting services. These fees were reduced by $39,413 as a result of an expense offset arrangement with the Portfolio's custodian.

     Interest Paid to Custodian Bank. In the event that the Portfolio is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Portfolio to cover overdrafts. Pursuant to their agreement the Portfolio will be charged interest based on LIBOR on the day of the overdraft plus one percent. The total interest paid by the Fund for the year ended June 30, 2005 was $5,206.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors of
BBH U.S. Money Market Portfolio

We have audited the accompanying statement of assets and liabilities of BBH U.S. Money Market Portfolio (the "Portfolio"), including the portfolio of investments, as of June 30, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH

U.S. Money Market Portfolio as of June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
August 26, 2005


FINANCIAL STATEMENT JUNE 30, 2005

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
June 30, 2005 (unaudited) (expressed in U.S. dollars)

EXAMPLE

As a shareholder of BBH Money Market Portfolio (the "Portfolio"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (2) ongoing costs, including management fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Expenses Paid
                              Beginning         Ending          During Period
                            Account Value    Account Value     January 1, 2005
                           January 1, 2005   June 30, 2005   to June 30, 2005(1)
                           ---------------   -------------   -------------------
Actual ...................     $1,000           $1,013                1
Hypothetical(2) ..........     $1,000           $1,024                1

----------
(1) Expenses are equal to the Portfolio's annualized expense ratio of 0.16%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(2) Assumes a return of 5% before expenses. For the purpose of the calculation, the applicable annualized expense ratio is subtracted from the assumed return before expenses.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
June 30, 2005 (unaudited)

Approval of Continuation of Investment Advisory Agreement

At a meeting held on December 13, 2004, the Board
 of Trustees (he "Board")
of BBH U.S. Money Market Portfolio
  (the "Portfolio") unanimously approved the renewal of theInvestment Advisory
  Agreement (the "IA Agreement") between the Portfolio and Brown Brothers
 Harriman ("BBH") for an additional
  one-year  term.  The following  is a
 summary of the factors the Board took into consideration in making its determination to approve the renewal of the IA Agreement.



Nature, extent and quality of services provided by BBH

The Board noted that, under the IA Agreement in respect of each Fund, BBH, subject to the supervision of the Board, is responsible for providing a continuous investment program and, for each Fund other than the International Fund, makes purchases and sales of portfolio securities consistent with the Fund's investment objective and policies.

The Board considered the scope and quality of services provided by BBH under the IA Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research capabilities of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Funds under the IA Agreement.

Costs of Services Provided and Profitability to BBH

At the request of the Board, BBH provided information concerning the profitability of BBH's investment company, advisory fees and other fees and its statement of condition for the recent period and as of December 31, 2003, respectively. The Board also reviewed BBH's profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by a Fund. The Board noted that most beneficial owners of the Funds' shares are holding these shares in the context of an overall investment management program for which BBH is the adviser and for which BBH charges an investment management fee. Since BBH excludes the assets in the Funds when calculating its advisory fees for its clients, the Board agreed that it is appropriate in an analysis of Fund profitability to reduce the advisory fees for the Funds by the advisory fees that otherwise would have been earned by BBH on the assets involved.

The Board discussed the difficulty of making comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH's expenses, as well as the "revenue sharing" arrangements BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.


FINANCIAL STATEMENT JUNE 30, 2005

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2005 (unaudited)

The Board also considered the advisory fees of each Fund in comparison to the fees of comparable funds. The Board recognized that the expense ratios for the Funds potentially reflected on BBH's provision of services, as BBH is directly the provider of substantial services and coordinates services provided to the Fund by others. The Board took note of situations in which BBH waived its management fee or reimbursed a Fund's expenses.

Fall-Out Benefits

The Board considered that BBH did not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also considered that BBH receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH retained no portion of the 12b-1 fees paid by a Fund that operated with a plan.

The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above. The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board noted that the Funds' advisory fee schedules do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced on the incremental assets. There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced the advisory services in recognition of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of advisory service and total expenses for each Fund were fair and reasonable. Consequently, the advisory fees are in the range of institutional separate account fees, which is to say substantially below, even taking into account the BBH administration fees, typical mutual fund fees. In addition, the Board noted that BBH had supported and continued to support certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund's current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2005 (unaudited)

Investment Results

The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting, the Board reviewed information showing performance of each Fund compared to the peers generally over the 1-, 3-, 5- and since inception periods ended October 31, 2004 and compared to one or more securities indices over comparable periods.

Advisory Fee Rate

The Board considered the advisory fee rate paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fees, and combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

BBH also manages accounts for institutional clients with investment objectives similar to those of certain Funds. The fee rates payable by the BBH's institutional clients are generally comparable although occasionally lower, than the rates paid by the Funds. BBH reviewed with the Board the significant differences in the scope of services that BBH provides to institutional clients and to the Funds through both the IA and Administration Agreements (the "Admin. Agreements"). For example, BBH provides, among other things, officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers. These services normally are not provided to non investment company clients, and fees charged to the Funds reflect the costs and risks of the additional obligations. The Board also noted that since the Funds are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. Accordingly, the Board did not place significant weight on these fee comparisons.

The following factors specific to BBH U.S. Money Market Portfolio also were noted and considered by the Board in deciding to approve the continuation of the IA Agreements:

The Trustees reviewed information showing performance of the Fund compared to other funds in the iMoneyNet (1st Tier Institutional). The comparative information showed that the Funds had uniformly superior performance compared to the averages in these categories over all relevant periods. The Trustees also viewed with favor that the total expense ratio was substantially lower than the averages in these categories. The Trustees also noted that the BBH U.S. Money Market Portfolio had maintained a stable net asset value of one dollar at all times. Taking into account these comparisons and the other factors considered, the Trustees concluded that the Funds' investment results over time and expense ratios had been satisfactory.


FINANCIAL STATEMENT JUNE 30, 2005

TRUSTEES AND OFFICERS OF BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
(unaudited)

Information pertaining to the Trustees of the BBH U.S. Money Market Portfolio (the "Portfolio") and executive officers of the Portfolio is set forth below. Part B to the Registration Statement of the Portfolio includes additional information about the Fund's Trustees and is available upon request without charge by contacting the Fund at 1-800-625-5759.

                                                                                              Number of
                                          Term of                                             Funds/
                                          Office#                                             Portfolio in      Other
                        Position(s)       and                                                 Fund              Trustee/
                        Held with         Length                                              Complex           Directorships
Name, Birth Date        Trust/            of Time     Principal Occupation(s)                 Overseen by       Held by
and Address             Portfolio         Served      During Past 5 Years                     Trustee^          Trustee
-------------------------------------------------------------------------------------------------------------------------------
Joseph V. Shields, Jr.  Chairman of       Since       Managing Director, Chairman and         10                None
Birth Date:             the Board and     1990        Chief Executive Officer of Shields
March 17, 1938          Trustee                       & Company (registered broker-dealer
Shields & Company                                     and member of New York Stock
140 Broadway                                          Exchange); Chairman of Capital
New York, NY 10005                                    Management Associates, Inc.
                                                      (registered investment adviser);
                                                      Director of Flowers Foods, Inc.

Eugene P. Beard         Trustee           Since       Chairman & CEO of Westport Asset        10                Director of Old
Birth Date:                               1993        Fund, Inc.; Special Advisor to The                        Westbury Funds
March 17, 1935                                        Interpublic Group of Companies, Inc.                      (5); Trustee of
The Interpublic Group                                 (February 2000 to December 2003).                         Sandhill
of Companies, Inc.                                                                                              Investment
372 Danbury Road                                                                                                Fund II.
2nd Floor
Wilton, CT 06897

Richard L. Carpenter    Trustee           Since       Retired.                                10                None
Birth Date:                               1999
March 17, 1933
10820 North La
Quinta Drive
Tucson, AZ 85737

David P. Feldman        Trustee           Since       Director of Jeffrey Co. (1992 to        10                Director of
Birth Date:                               1990        present); Director of QMED (1999 to                       Dreyfus Mutual
November 16, 1939                                     present).                                                 Funds (59 Funds)
3 Tall Oaks Drive
Warren, NJ 07059

Alan G. Lowy            Trustee           Since       Private Investor.                       10                None
Birth Date:                               1993
April 17, 1939
4111 Clear Valley
Drive
Encino, CA 91436

TRUSTEES AND OFFICERS OF BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
(unaudited)

                                                                                              Number of
                                          Term of                                             Funds/
                                          Office#                                             Portfolio in      Other
                        Position(s)       and                                                 Fund              Trustee/
                        Held with         Length                                              Complex           Directorships
Name, Birth Date        Trust/            of Time     Principal Occupation(s)                 Overseen by       Held by
and Address             Portfolio         Served      During Past 5 Years                     Trustee^          Trustee
-------------------------------------------------------------------------------------------------------------------------------
Arthur D.               Trustee           Since       Retired; Trustee, R.K. Mellon           10                None
Miltenberger                              1992        Family Trusts (1981-June 2003);
Birth Date:                                           General Partner, Mellon Family
November 8, 1938                                      Investment Company IV, V and VI
503 Darlington Road                                   (1983-2002); Director of
Ligonier, PA 15658                                    Aerostructures Corporation
                                                      (aircraft manufacturer)
                                                      (1996-July 2003).

Officers

John A. Nielsen         President,        Since       President of BBH Trust, BBH Prime       N/A               N/A
Birth Date:             Principal         2004        Institutional Money Market Fund,
July 15, 1943           Executive                     Inc., BBH Fund, Inc. and BBH U.S.
140 Broadway            Officer                       Money Market Portfolio (since
New York, NY 10005                                    January 2004); He joined Brown
                                                      Brothers Harriman & Co. ("BBH &
                                                      Co.") in 1968 and has been a
                                                      Partner of the firm since 1987.

Gail C. Jones           Secretary         Since       Secretary of BBH Trust, BBH Prime       N/A               N/A
Birth Date:                               2002        Institutional Money Market Fund,
October 26, 1953                                      Inc., BBH Fund, Inc. and BBH U.S.
1001 Liberty Avenue                                   Money Market Portfolio (since
Pittsburgh, PA                                        August 2002); Counsel, ReedSmith,
15222-3779                                            LLP (since October 2002); Corporate
                                                      Counsel (January 1997-September
                                                      2002) and Vice President (January
                                                      1999-September 2002) of Federated
                                                      Services Company.

Judith J. Mackin        Vice President    Since       Vice President of BBH Trust, BBH        N/A               N/A
Birth Date:                               2002        Prime Institutional Money Market
May 30, 1960                                          Fund, Inc., BBH Fund, Inc. and BBH
1001 Liberty Avenue                                   U.S. Money Market Portfolio (since
Pittsburgh, PA                                        August 2002); Vice President (since
15222-3779                                            November 1997) of Federated
                                                      Services Company.

FINANCIAL STATEMENT JUNE 30, 2005

TRUSTEES AND OFFICERS OF BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
(unaudited)

                                                                                              Number of
                                          Term of                                             Funds/
                                          Office#                                             Portfolio in      Other
                        Position(s)       and                                                 Fund              Trustee/
                        Held with         Length                                              Complex           Directorships
Name, Birth Date        Trust/            of Time     Principal Occupation(s)                 Overseen by       Held by
and Address             Portfolio         Served      During Past 5 Years                     Trustee^          Trustee
-------------------------------------------------------------------------------------------------------------------------------
Victor Siclari          Assistant         Since       Assistant Secretary of BBH Trust,       N/A               N/A
Birth Date:             Secretary         2002        BBH Prime Institutional Money Market
November 17, 1961                                     Fund, Inc., BBH Fund, Inc. and BBH
1001 Liberty Avenue                                   U.S. Money Market Portfolio (since
Pittsburgh, PA                                        August 2002); Partner, ReedSmith,
15222-3779                                            LLP (since October 2002); Vice
                                                      President (March 1996-September
                                                      2002) and Senior Corporate Counsel
                                                      (July 1998-September 2002) of
                                                      Federated Investors, Inc.

Nancy D. Osborn         Assistant         Since       Assistant Secretary of BBH Trust,       N/A               N/A
Birth Date:             Secretary,        2002        BBH Prime Institutional Money
May 4, 1966             Treasurer,                    Market Fund, Inc., BBH Fund, Inc.
140 Broadway            Principal                     and BBH U.S. Money Market Portfolio
New York, NY 10005      Financial                     (since August 2002); Assistant Vice
                        Officer                       President (since April 2003) and
                                                      Associate (April 1996-March 2003)
                                                      of BBH & Co.

John C. Smith           Assistant         Since       Assistant Treasurer of BBH Trust,       N/A               N/A
Birth Date:             Treasurer         2002        BBH Prime Institutional Money
August 2, 1965                                        Market Fund, Inc., BBH Fund, Inc.
50 Milk Street                                        and BBH U.S. Money Market Portfolio
Boston, MA 02109                                      (since August 2002); Assistant Vice
                                                      President (since September 2001),
                                                      Associate (September 2000-August
                                                      2001) and Senior Analyst (June
                                                      1999-August 2000) of BBH & Co.

----------
# Each Trustee holds office until he or she attains the age of 70 (72, in the case of Trustees who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust. All Officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust's by-laws).

^ The Fund Complex consists of BBH Trust, BBH Prime Institutional Money Market Fund, Inc., BBH Fund, Inc. and BBH U.S. Money Market Portfolio. BBH Trust has four series, and BBH Fund, Inc. has four series.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:

By telephone: Call 1-800-575-1265
By E-mail send your request to: bbhfunds@bbh.com
On the internet: www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The BBH U.S. Money Market Portfolio files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                  BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN






ITEM 2. CODE OF ETHICS


(a)	The registrant has adopted
                  a code of ethics that applies to the
                  registrant's principal executive officer, principal financial officer, principal accounting officer or controller or

                persons performing similar functions.

(b)	No answer required.
(c)	Not applicable.
(d)	Not applicable.
(e)	Not applicable.
(f)
       (1) A copy of the code of ethics
            referenced in Item 2(a) of
            this Form N-CSR is available
            and can be mailed, free of
            charge, to anyone by
            calling (800) 575-1265.
 (2) Not applicable.
 (3) Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's Board of
           Trustees board has
           designated two members
           of the audit committee
           as financial experts.
    (2) The following
          Trustees have been
          designated as audit
          committee financial
          experts by the
          Board of Trustees:
          independent audit
          committee members
         Arthur Miltenberger and
         David Feldman are
 the designated audit
committee financial experts.
    (3) Not applicable.
(b) No answer required.
(c) No answer required.
(d) No answer required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Disclosure of the aggregate fees billed for each of the last two fiscal years for professional services rendered for the audit of the annual financial statements or services that are normally provided with statutory and regulatory filings or engagements for those fiscal years.

			Audit Fee	Total Billed
June 30, 2005	8,000		8,000
June 30, 2004	8,000		8,000
Total			16,000	16,000


b) Disclosure of other fees assurance and related services fees billed in the last two fiscal years that are reasonably related to the performance of the audit and are not reported in (a).

NONE

c) Disclosure of fees billed in the last two fiscal years for tax advice, tax compliance and tax planning.

			Tax Compliance	Total Billed
June 30, 2005	3,000			3,000

June 30, 2004	3,000			3,000
Total			6,000			6,000

d) Disclosure of all other fees billed in the last two fiscal years.

NONE

f) If greater than 50 percent, disclosure of the percentage of hours expended on principal accountant's engagement to audit the registrants financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principle accountants' full-time, permanent employees.

NONE

g) Disclosure of non-audit fees billed by the registrant's accountant to the registrant and rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control, with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

NOTE: For the purposes of item g, we are considering the following entities as controlling, controlled by, or under common control, with the adviser that provides ongoing services to the registrant:

                    BBH Trust Company (Cayman) Limited
                    BBH International Equity Fund Cayman
                    BBH US Equity Fund Cayman
                    New World Investment Trust
                    World Investment Trust
                    Global Investment Trust
                    American Investment Trust
                    Brown Brothers Harriman and Co.
                    Brown Brothers Harriman Trust Company, LLC
                    Brown Brothers Harriman Infomediary, LLC

AIMR Work				       70,412
Activity Based Costing Review	       232,877
Aetna Claims Review		  	 49,991
Sarbanes-Oxley Review	   	       16,000
Miscellaneous			     	 4,900

h) Disclosure of whether the registrant's audit committee of the board of directors has considered whether the provision of the non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control, with the adviser that provides ongoing services to the registrant that were not approved pursuant to (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principle accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The Trust has a separately

     designated audit committee.
     The members of the audit
     committee are:
     Eugene P. Beard ,Richard Carpenter,
    David P. Feldman, Alan G. Lowy
    and Arthur D. Miltenberger.

(b) Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES
 AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGER OF
        CLOSED-END MANAGEMENT INVESTMENT
        COMPANY.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES
 BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE
 OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.
(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.



ITEM 12.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: A copy of the code of ethics is available and can be mailed, free of charge, to anyone by calling (800) 575-1265.

     (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

     [If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of
     Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.][The submission of Section 906 certifications has been proposed by the SEC, but has not yet been finalized. The SEC has encouraged issuers to submit Section 906 certifications as an exhibit to Form N-CSR until the final rule has been adopted. Please see Proposed Rule: Certification of Disclosure in Certain Exchange Act Reports, Release No. 33-8212 (March 21, 2003)].

I, John A. Nielsen, certify that:

1. I have reviewed this report on Form N-CSR of BBH Prime Institutional Noney Fund, Inc. ("registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

	a. designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b. evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

c. presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a. all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



Date: September 13, 2005


/s/ John A. Nielsen
=====================
John A. Nielsen
President - Principal Executive Officer




I, Nancy D. Osborn, certify that:

1. I have reviewed this report on Form N-CSR of BBH Prime Institutional Money Fund, Inc. ("registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

	a. designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b. evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

c. presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a. all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



Date: September 13, 2005



/s/ Nancy D. Osborn
====================
Nancy D. Osborn
Treasurer - Principal Financial Officer



                          SECTION 906 CERTIFICATION

Pursuant to 18 U.S.C.ss. 1350, the undersigned officers of BBH Common Settlement Fund, Inc. ("registrant"), hereby certify, to the best of our knowledge, that the Registrant's Report on Form N-CSR for the period ended 12/31/04 (the "Report") fully complies with the requirements of Section 13(a) or 15(d), as applicable, of the Securities and Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects,the financial condition and results of operations of the Registrant.


Dated: September 13, 2005


/s/John A. Nielsen
==================
John A. Nielsen
Title: President, Principal Executive Officer





Dated: September 13, 2005


/s/ Nancy Osborn
=================
Nancy Osborn
Title: Treasurer, Principal Financial Officer

This certification is being furnished solely pursuant to 18 U.S.C.ss. 1350 and is not being filed as part of the Report or as a separate disclosure document.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   BBH Prime Institutional Money Fund, Inc.
             -------------------------------------


By (Signature and Title /s/ John A. Nielsen
                           -----------------------------------------------------
                           John A. Nielsen, President
                           (Principal Executive Officer)
Date:  September 13, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* /s/ Nancy D. Osborn
                          ------------------------------------------------------
                          Nancy D. Osborn, Treasurer
                          (Principal Financial Officer)

Date:  September 13, 2005

* Print name and title of each signing officer under his or her signature.